Note 11 - Flow-through Premium Liability - Schedule of Flow-through Activity Including Funding and Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Flow-through funding and expenditures balance	$ 11,298	$ 0
Flow-through premium liability, balance	1,969	0
Flow-through funding and expenditures, raised		17,133
Flow-through premium liability raised		2,986
Flow-through funding and expenditures, eligible expenditures	(11,298)	(5,835)
Flow-through premium liability recognized in year	(1,969)	(1,017)
Flow-through funding and expenditures balance	0	11,298
Flow-through premium liability, balance	$ 0	$ 1,969